Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI Emerging Markets ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.1%
iShares MSCI Emerging Markets ETF(a)	3,316,069	$126,640,675

Total Investment Companies
(Cost: $150,307,114)		126,640,675

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(a)(b)	410,000	410,000

Total Short-Term Securities — 0.3%
(Cost: $410,000)		410,000

Total Investments in Securities — 100.4%
(Cost: $150,717,114)		127,050,675

Liabilities in Excess of Other Assets — (0.4)%		(555,731)

Net Assets — 100.0%		$126,494,944

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$23,913	(b)	$—		$(23,913)	$—	$—	—	$20,891	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	960,000	—		(550,000	)(b)	—	—	410,000	410,000	12,700		—
iShares MSCI Emerging Markets ETF	153,764,856	57,280,440		(78,972,934)		(7,475,867)	2,044,180	126,640,675	3,316,069	2,239,518		—
						$(7,499,780)	$2,044,180	$127,050,675		$2,273,109		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	32,602,000	USD	6,366,459	Morgan Stanley & Co. International PLC	06/05/23	$57,237
CLP	671,464,000	USD	824,742	Morgan Stanley & Co. International PLC	06/05/23	3,892
CNH	45,828,320	USD	6,431,323	Citibank N.A.	06/05/23	9,704
EUR	1,880,000	USD	2,004,268	State Street Bank & Trust Company	06/05/23	5,599
HKD	12,271,000	USD	1,565,897	Barclays Bank PLC	06/05/23	1,341
HKD	19,819,000	USD	2,529,624	HSBC Bank PLC	06/05/23	1,636
HKD	15,918,000	USD	2,030,797	State Street Bank & Trust Company	06/05/23	2,232
INR	1,426,822,000	USD	17,244,021	JPMorgan Chase Bank N.A.	06/05/23	5,432

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Emerging Markets ETF
May 31, 2023

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	316,000	USD	3,816	Morgan Stanley & Co. International PLC	06/05/23	$4
KRW	21,841,508,000	USD	16,479,182	JPMorgan Chase Bank N.A.	06/05/23	3,375
KRW	2,927,812,000	USD	2,186,963	Morgan Stanley & Co. International PLC	06/05/23	22,492
MXN	63,210,000	USD	3,557,078	Citibank N.A.	06/05/23	13,950
MXN	548,000	USD	30,187	Goldman Sachs & Co.	06/05/23	772
TRY	285,000	USD	13,381	Citibank N.A.	06/05/23	124
TRY	911,000	USD	41,847	JPMorgan Chase Bank N.A.	06/05/23	1,323
TWD	577,758,000	USD	18,772,395	JPMorgan Chase Bank N.A.	06/05/23	30,766
TWD	78,903,000	USD	2,562,413	Morgan Stanley & Co. International PLC	06/05/23	5,489
USD	7,523,501	BRL	37,859,000	Morgan Stanley & Co. International PLC	06/05/23	63,998
USD	959,152	CLP	772,925,000	Morgan Stanley & Co. International PLC	06/05/23	5,308
USD	109,564	CNH	757,000	Bank of New York	06/05/23	3,170
USD	7,535,940	CNH	52,041,320	Societe Generale	06/05/23	221,696
USD	109,887	CNH	764,000	State Street Bank & Trust Company	06/05/23	2,509
USD	141,466	EUR	128,000	Bank of America N.A.	06/05/23	4,624
USD	23,174	EUR	21,000	Bank of New York	06/05/23	724
USD	77,153	EUR	70,000	JPMorgan Chase Bank N.A.	06/05/23	2,318
USD	2,122,721	EUR	1,919,000	State Street Bank & Trust Company	06/05/23	71,160
USD	110,406	HKD	864,000	JPMorgan Chase Bank N.A.	06/05/23	57
USD	19,336,388	INR	1,584,322,000	JPMorgan Chase Bank N.A.	06/05/23	182,851
USD	417,033	INR	34,134,000	Morgan Stanley & Co. International PLC	06/05/23	4,372
USD	277,355	KRW	365,005,000	Morgan Stanley & Co. International PLC	06/05/23	1,907
USD	3,938	TRY	81,000	JPMorgan Chase Bank N.A.	06/05/23	100
USD	21,939,032	TWD	672,914,000	JPMorgan Chase Bank N.A.	06/05/23	39,015
USD	584,818	TWD	17,924,000	Morgan Stanley & Co. International PLC	06/05/23	1,480
USD	55,127	ZAR	1,011,000	BNP Paribas SA	06/05/23	3,871
USD	5,021,442	ZAR	92,092,000	Citibank N.A.	06/05/23	352,455
USD	64,242	ZAR	1,200,000	Goldman Sachs & Co.	06/05/23	3,403
USD	49,597	ZAR	915,000	State Street Bank & Trust Company	06/05/23	3,207
ZAR	84,238,000	USD	4,249,832	Citibank N.A.	06/05/23	20,965
IDR	39,048,426,000	USD	2,603,576	JPMorgan Chase Bank N.A.	06/07/23	1,278
USD	2,934,510	IDR	43,027,965,000	JPMorgan Chase Bank N.A.	06/07/23	64,188
USD	73,946	IDR	1,088,445,000	Morgan Stanley & Co. International PLC	06/07/23	1,337
USD	54,532	MYR	243,000	Morgan Stanley & Co. International PLC	06/07/23	1,875
USD	2,090,950	MYR	9,288,000	State Street Bank & Trust Company	06/07/23	78,289
USD	4,921	THB	170,000	Goldman Sachs & Co.	06/07/23	34
USD	3,111,812	THB	105,782,000	HSBC Bank PLC	06/07/23	70,601
USD	54,892	THB	1,859,000	State Street Bank & Trust Company	06/07/23	1,446
USD	9,787	THB	337,000	UBS AG	06/07/23	99
BRL	736,000	USD	144,093	Morgan Stanley & Co. International PLC	07/06/23	188
CLP	14,740,000	USD	18,060	Morgan Stanley & Co. International PLC	07/06/23	52

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Emerging Markets ETF
May 31, 2023

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNH	1,411,000	USD	198,600	Morgan Stanley & Co. International PLC	07/06/23	$243
EUR	46,000	USD	49,200	HSBC Bank PLC	07/06/23	66
IDR	439,243,000	USD	29,269	JPMorgan Chase Bank N.A.	07/06/23	11
USD	30,432,216	HKD	238,033,000	BNP Paribas SA	07/06/23	8,200
USD	1,811,210	MYR	8,337,000	State Street Bank & Trust Company	07/06/23	1,042
USD	2,652,398	THB	91,891,000	Citibank N.A.	07/06/23	2,868
USD	2,365	THB	82,000	Morgan Stanley & Co. International PLC	07/06/23	1
USD	50,419	TRY	1,168,000	JPMorgan Chase Bank N.A.	07/06/23	15
ZAR	4,728,000	USD	237,819	JPMorgan Chase Bank N.A.	07/06/23	1,163
						1,387,554
BRL	699,000	USD	138,767	Citibank N.A.	06/05/23	(1,040)
BRL	4,558,000	USD	923,767	Morgan Stanley & Co. International PLC	06/05/23	(25,687)
CLP	8,631,000	USD	10,713	Citibank N.A.	06/05/23	(62)
CLP	92,830,000	USD	117,231	Morgan Stanley & Co. International PLC	06/05/23	(2,672)
CNH	1,924,000	USD	276,784	BNP Paribas SA	06/05/23	(6,372)
CNH	1,879,000	USD	268,848	Citibank N.A.	06/05/23	(4,760)
CNH	3,931,000	USD	566,494	JPMorgan Chase Bank N.A.	06/05/23	(14,004)
EUR	78,000	USD	84,820	Citibank N.A.	06/05/23	(1,432)
EUR	81,000	USD	88,190	Deutsche Bank Securities Inc.	06/05/23	(1,595)
EUR	99,000	USD	107,541	State Street Bank & Trust Company	06/05/23	(1,703)
HKD	238,033,000	USD	30,409,860	BNP Paribas SA	06/05/23	(8,560)
HKD	51,000	USD	6,517	UBS AG	06/05/23	(3)
INR	199,496,000	USD	2,423,824	Morgan Stanley & Co. International PLC	06/05/23	(12,033)
MXN	2,687,000	USD	153,621	Goldman Sachs & Co.	06/05/23	(1,820)
MXN	2,613,000	USD	148,810	Morgan Stanley & Co. International PLC	06/05/23	(1,190)
MXN	3,293,000	USD	186,590	State Street Bank & Trust Company	06/05/23	(553)
TRY	738,000	USD	36,691	Citibank N.A.	06/05/23	(1,719)
TRY	612,000	USD	30,550	HSBC Bank PLC	06/05/23	(1,550)
TRY	3,000	USD	148	JPMorgan Chase Bank N.A.	06/05/23	(6)
TRY	16,504,000	USD	783,898	UBS AG	06/05/23	(1,827)
TWD	35,306,000	USD	1,151,608	JPMorgan Chase Bank N.A.	06/05/23	(2,573)
USD	35,996,138	HKD	282,154,000	Bank of America N.A.	06/05/23	(40,247)
USD	336,131	HKD	2,635,000	HSBC Bank PLC	06/05/23	(408)
USD	56,036	HKD	439,000	UBS AG	06/05/23	(33)
USD	98,657	INR	8,178,000	Morgan Stanley & Co. International PLC	06/05/23	(210)
USD	274,868	KRW	367,397,000	Citibank N.A.	06/05/23	(2,386)
USD	338,150	KRW	451,583,000	Morgan Stanley & Co. International PLC	06/05/23	(2,634)
USD	17,654,146	KRW	23,585,335,000	UBS AG	06/05/23	(144,380)
USD	12,866	MXN	231,000	Bank of New York	06/05/23	(184)
USD	57,834	MXN	1,048,000	Goldman Sachs & Co.	06/05/23	(1,372)
USD	3,907,342	MXN	70,958,000	HSBC Bank PLC	06/05/23	(101,407)
USD	6,320	MXN	114,000	JPMorgan Chase Bank N.A.	06/05/23	(121)
USD	852,103	TRY	18,225,000	Citibank N.A.	06/05/23	(11,520)
USD	26,145	TRY	569,000	JPMorgan Chase Bank N.A.	06/05/23	(819)

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Emerging Markets ETF
May 31, 2023

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	8,337	TRY	178,000	Morgan Stanley & Co. International PLC	06/05/23	$(98)
USD	36,680	TWD	1,129,000	Morgan Stanley & Co. International PLC	06/05/23	(64)
ZAR	10,980,000	USD	572,042	State Street Bank & Trust Company	06/05/23	(15,365)
IDR	5,067,984,000	USD	341,734	Morgan Stanley & Co. International PLC	06/07/23	(3,658)
MYR	1,194,000	USD	266,383	Morgan Stanley & Co. International PLC	06/07/23	(7,649)
MYR	8,337,000	USD	1,808,460	State Street Bank & Trust Company	06/07/23	(1,875)
THB	3,569,000	USD	104,978	Bank of America N.A.	06/07/23	(2,370)
THB	3,794,000	USD	111,364	Barclays Bank PLC	06/07/23	(2,287)
THB	91,891,000	USD	2,646,485	Citibank N.A.	06/07/23	(4,638)
THB	4,893,000	USD	144,366	Goldman Sachs & Co.	06/07/23	(3,693)
THB	4,001,000	USD	118,874	UBS AG	06/07/23	(3,847)
CNH	327,000	USD	46,094	BNP Paribas SA	07/06/23	(12)
HKD	15,781,000	USD	2,017,684	Deutsche Bank Securities Inc.	07/06/23	(647)
HKD	622,000	USD	79,506	HSBC Bank PLC	07/06/23	(6)
IDR	493,051,000	USD	32,890	Morgan Stanley & Co. International PLC	07/06/23	(23)
INR	11,101,000	USD	134,093	Morgan Stanley & Co. International PLC	07/06/23	(33)
MXN	1,548,000	USD	86,926	Goldman Sachs & Co.	07/06/23	(44)
MYR	112,000	USD	24,321	Morgan Stanley & Co. International PLC	07/06/23	(3)
MYR	30,000	USD	6,518	State Street Bank & Trust Company	07/06/23	(4)
THB	1,193,000	USD	34,480	UBS AG	07/06/23	(82)
TRY	152,000	USD	6,578	Bank of America N.A.	07/06/23	(18)
TWD	6,845,000	USD	223,422	Morgan Stanley & Co. International PLC	07/06/23	(167)
USD	6,697,525	BRL	34,509,000	Morgan Stanley & Co. International	07/06/23	(67,446)
USD	820,560	CLP	671,464,000	Morgan Stanley & Co. International PLC	07/06/23	(4,507)
USD	6,448,063	CNH	45,828,320	Citibank N.A.	07/06/23	(10,200)
USD	2,007,972	EUR	1,880,000	State Street Bank & Trust Company	07/06/23	(5,507)
USD	108,961	EUR	102,000	UBS AG	07/06/23	(281)
USD	2,601,667	IDR	39,048,426,000	JPMorgan Chase Bank N.A.	07/06/23	(1,301)
USD	18,285,976	INR	1,514,978,000	JPMorgan Chase Bank N.A.	07/06/23	(9,512)
USD	17,084,481	KRW	22,606,930,000	JPMorgan Chase Bank N.A.	07/06/23	(37,700)
USD	9,445	KRW	12,475,000	Morgan Stanley & Co. International PLC	07/06/23	(3)
USD	3,533,549	MXN	63,210,000	Citibank N.A.	07/06/23	(14,172)
USD	8,665	MXN	155,000	Goldman Sachs & Co.	07/06/23	(34)
USD	711,878	TRY	16,504,000	UBS AG	07/06/23	(333)
USD	20,652,400	TWD	634,923,000	JPMorgan Chase Bank N.A.	07/06/23	(56,113)
USD	4,236,680	ZAR	84,238,000	Citibank N.A.	07/06/23	(21,235)
ZAR	1,550,000	USD	78,352	State Street Bank & Trust Company	07/06/23	(5)
						(671,814)
						$715,740

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Emerging Markets ETF
May 31, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$126,640,675	$—	$—	$126,640,675
Short-Term Securities
Money Market Funds	410,000	—	—	410,000
	$127,050,675	$—	$—	$127,050,675
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$1,387,554	$—	$1,387,554
Liabilities
Foreign Currency Exchange Contracts	—	(671,814)	—	(671,814)
	$—	$715,740	$—	715,740

(a)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.